TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated July 31, 2015
to the Statutory Prospectuses dated March 1, 2015 for the

Emerging Markets Debt Fund
Emerging Markets Equity Fund
Emerging Markets Equity Index Fund
Enhanced International Equity Index Fund
Global Natural Resources Fund
International Equity Fund
International Equity Index Fund
International Opportunities Fund
(collectively, the “Funds”)

Removal of Redemption Fee

The Redemption Fee will not apply to transactions in shares of the Funds on or after October 19, 2015.

A15040 (7/15)